Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Affiliated Entity | University College London and Related Entities
Related Party Transaction
Related party expenses other	$ 1.3	$ 3.5